CONVERTIBLE NOTES - Key assumptions used in determining fair value of ATW Convertible Note (Details) - ATW Convertible Notes	Dec. 31, 2025
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0347
Volatilities
CONVERTIBLE NOTES
Measurement input	0.5473
Bond yields
CONVERTIBLE NOTES
Measurement input	0.1683